Employee Benefits - Schedule of DBO Amount Recorded in the Balance Sheet (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of DBO Amount Recorded in the Balance Sheet [Abstract]
Defined benefit obligations (DBO) changes in present	$ 177,000	$ 185,174
DBO present value at January 1st	177,000	185,174
Past services labor cost	(3,447)	(13,880)
Current service labor cost	16,190	16,483
Interest expense	22,533	20,391
Paid benefits	(16,565)	(12,945)
Early settlement of obligations	2,606
Actuarial gains and losses in obligations	24,653	(18,223)
DBO present value at December 31st	222,970	177,000
Changes in projected net liabilities
Initial PNL	177,000	185,174
Net cost for the period	37,882	22,994
Paid benefits	(16,565)	(12,945)
Previous years effect on profit and loss	24,653	(18,223)
Final PNL	222,970	177,000
Defined benefits obligations (DBO)	$ 222,970	$ 177,000